Offerings - Offering: 1	Aug. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.69
Offering Note	The Registrant previously registered the offer and sale of certain securities, including its common stock, par value $0.001 per share, having a proposed maximum aggregate offering price of $10,000,000 pursuant to Registration Statement on Form S-3 (File No. 333-287500), which was filed on May 22, 2025 and declared effective by the SEC on May 27, 2025 (the "Prior Registration Statement"). As of the date hereof, a balance of approximately $2,790,000 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the Registrant is hereby registering the offer and sale of an additional $425,000 of its shares of Class A common stock. The additional amount of securities that is being registered for offer and sale represents less than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.